Senior Notes' Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Statements of Operations and Comprehensive Loss (Detail) - Summit Materials, LLC [Member] - USD ($)
$ in Thousands
	3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Condensed Financial Statements, Captions [Line Items]
Revenue									$ 673,653	$ 558,930	$ 1,432,297	$ 1,204,231	$ 916,201
Cost of revenue (excluding items shown separately below)									462,088	407,439	990,645	887,160	677,052
General and administrative expenses									124,620	114,685	187,288	159,286	145,990
Goodwill impairment											0		68,202
Depreciation, depletion, amortization and accretion									69,768	53,512	119,723	87,826	72,934
Operating income (loss)	$ 67,990	$ 83,357	$ 42,300	$ (59,006)	$ 23,307	$ 47,749	$ 33,922	$ (35,019)	17,177	(16,706)	134,641	69,959	(47,977)
Other (income) expense, net									217	32,165	69,206	(3,447)	1,378
Interest expense									46,649	41,213	83,757	86,742	56,443
Income (loss) from operations before taxes									(29,689)	(90,084)	(18,322)	(13,336)	(105,798)
Income tax (benefit) expense									(9,205)	(9,813)	(18,263)	(6,983)	(2,647)
(Loss) income from continuing operations	46,106	34,106	(434)	(79,837)	4,753	28,110	13,832	(53,048)	(20,484)	(80,271)	(59)	(6,353)	(103,151)
(Income) loss from discontinued operations										(758)	(2,415)	(71)	528
Net income (loss)	$ 47,706	$ 34,163	$ 324	$ (79,837)	$ 4,468	$ 28,117	$ 14,201	$ (53,068)	(20,484)	(79,513)	2,356	(6,282)	(103,679)
Net income (loss) attributable to minority interest									(35)	(1,969)	(1,826)	2,495	3,112
Net (loss) income attributable to member of Summit Materials, LLC											4,182	(8,777)	(106,791)
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(18,464)	(82,779)	(8,738)	(18,278)	(103,706)
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									(4,007)	(24,071)	(32,685)	(27,933)	(14,389)
Cost of revenue (excluding items shown separately below)									(4,007)	(24,071)	(32,685)	(27,933)	(14,389)
Other (income) expense, net									68,645	24,923	166,632	71,514	(90,834)
Interest expense										(10,772)		(9,113)	(4,232)
Income (loss) from operations before taxes									(68,645)	(14,151)	(166,632)	(62,401)	95,066
(Loss) income from continuing operations									(68,645)	(14,151)	(166,632)	(62,401)	95,066
Net income (loss)									(68,645)	(14,151)	(166,632)	(62,401)	95,066
Net income (loss) attributable to minority interest									(35)	(1,969)	(1,826)	2,495	3,112
Net (loss) income attributable to member of Summit Materials, LLC											(164,806)	(64,896)	91,954
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(66,625)	(6,947)	(151,886)	(53,815)	90,632
Issuers [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses									51,726	52,753	73,555	30,736	7,241
Depreciation, depletion, amortization and accretion									1,277	1,058	2,316	1,468	465
Operating income (loss)									(53,003)	(53,811)	(75,871)	(32,204)	(7,706)
Other (income) expense, net									(68,999)	3,583	(107,275)	(53,827)	99,085
Interest expense									36,445	20,150	27,222	31,827
Income (loss) from operations before taxes									(20,449)	(77,544)	4,182	(10,204)	(106,791)
Income tax (benefit) expense												(1,427)
(Loss) income from continuing operations									(20,449)	(77,544)	4,182	(8,777)	(106,791)
Net income (loss)									(20,449)	(77,544)	4,182	(8,777)	(106,791)
Net (loss) income attributable to member of Summit Materials, LLC											4,182	(8,777)	(106,791)
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(18,464)	(82,779)	(8,738)	(18,278)	(106,791)
Wholly Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									656,478	525,652	1,364,622	1,065,590	807,921
Cost of revenue (excluding items shown separately below)									451,656	391,864	958,527	796,078	611,799
General and administrative expenses									69,902	58,596	107,282	119,250	129,768
Goodwill impairment													68,202
Depreciation, depletion, amortization and accretion									66,299	49,623	112,166	70,116	60,078
Operating income (loss)									68,621	25,569	186,647	80,146	(61,926)
Other (income) expense, net									880	3,500	9,555	(6,687)	(3,410)
Interest expense									8,482	30,045	52,970	51,248	49,591
Income (loss) from operations before taxes									59,259	(7,976)	124,122	35,585	(108,107)
Income tax (benefit) expense									(9,283)	(10,163)	(18,664)	(5,766)	(2,647)
(Loss) income from continuing operations									68,542	2,187	142,786	41,351	(105,460)
(Income) loss from discontinued operations										(758)	(2,415)	(71)	528
Net income (loss)									68,542	2,945	145,201	41,422	(105,988)
Net (loss) income attributable to member of Summit Materials, LLC											145,201	41,422	(105,988)
Comprehensive (loss) income attributable to member of Summit Materials, LLC									71,834	2,945	146,380	41,422	(105,988)
Non Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									21,182	57,349	100,360	72,172	41,910
Cost of revenue (excluding items shown separately below)									14,439	39,646	64,803	51,064	24,401
General and administrative expenses									2,992	3,336	6,451	2,537	1,308
Depreciation, depletion, amortization and accretion									2,192	2,831	5,241	1,742	1,013
Operating income (loss)									1,559	11,536	23,865	16,829	15,188
Other (income) expense, net									(309)	159	294	(3)	274
Interest expense									1,722	1,790	3,565	1,172	382
Income (loss) from operations before taxes									146	9,587	20,006	15,660	14,532
Income tax (benefit) expense									78	350	401	210
(Loss) income from continuing operations									68	9,237	19,605	15,450	14,532
Net income (loss)									68	9,237	19,605	15,450	14,532
Net (loss) income attributable to member of Summit Materials, LLC											19,605	15,450	14,532
Comprehensive (loss) income attributable to member of Summit Materials, LLC									$ (5,209)	$ 4,002	$ 5,506	9,634	14,532
Non Wholly Owned Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue												94,402	80,759
Cost of revenue (excluding items shown separately below)												67,951	55,241
General and administrative expenses												6,763	7,673
Depreciation, depletion, amortization and accretion												14,500	11,378
Operating income (loss)												5,188	6,467
Other (income) expense, net												(14,444)	(3,737)
Interest expense												11,608	10,702
Income (loss) from operations before taxes												8,024	(498)
(Loss) income from continuing operations												8,024	(498)
Net income (loss)												8,024	(498)
Net (loss) income attributable to member of Summit Materials, LLC												8,024	(498)
Comprehensive (loss) income attributable to member of Summit Materials, LLC												$ 2,759	$ 3,909